Staff costs	12 Months Ended
Dec. 31, 2017
Staff costs
Staff costs

7. Staff costs

The following table illustrates the personnel costs for the years 2017, 2016 and 2015.

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Wages and salaries	€(46,677)	€(34,857)	€(33,676)
Social security costs	(9,081)	(7,328)	(7,328)
Pension costs	(2,175)	(1,728)	(1,456)
Other personnel costs	(16,465)	(9,617)	(4,574)
Total personnel costs	€(74,398)	€(53,530)	€(47,034)

The other personnel costs mainly related to costs for warrants granted of €11.8 million (2016: €6.6 million, 2015: €2.9 million). For the costs of warrants granted, see note 29.